Financial structure and financial costs - Interest rate risk sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sensitivity analysis
Financial liabilities	$ (115,381)	$ (107,735)	$ (93,333)
Financial assets	72,671	70,341	67,768
Fair value, financial liabilities	(121,410)	(110,883)	(94,485)
Fair value, financial assets	72,671	70,341	67,768
Impact of changes in interest rates on the cost of net debt
Cost of net debt	(2,110)	(2,352)	(2,121)
Bonds (before swaps)
Sensitivity analysis
Financial liabilities	(46,239)	(38,657)	(34,975)
Fair value, financial liabilities	(52,246)	(41,805)	(36,127)
Swaps hedging bonds
Sensitivity analysis
Financial liabilities	(1,615)	(1,694)	(1,880)
Financial assets	3,221	512	613
Carrying amount	1,606	(1,182)	(1,267)
Fair value, financial liabilities	(1,615)	(1,694)	(1,880)
Fair value, financial assets	3,221	512	613
Estimated fair value	1,606	(1,182)	(1,267)
Current portion of non-current debt after swaps (excluding lease obligations)
Sensitivity analysis
Financial liabilities	(4,674)	(5,331)	(5,027)
Fair value, financial liabilities	(4,696)	(5,332)	(5,027)
Held for trading - Other interest rate swaps
Sensitivity analysis
Carrying amount	(73)	(7)	(37)
Estimated fair value	(73)	(7)	(37)
Held for trading - Currency swaps and forward exchange contracts
Sensitivity analysis
Carrying amount	(6)	89	(34)
Estimated fair value	$ (6)	89	(34)
Interest rate risk
Sensitivity analysis
Reasonably possible increase in risk assumption (as a percent)	0.10%
Reasonably possible decrease in risk assumption (as a percent)	(0.10%)
Impact of changes in interest rates on the cost of net debt
Impact on cost of net debt, interest rate increase	$ 29	27	29
Impact on cost of net debt, interest rate decrease	(29)	(27)	(29)
Interest rate risk | Bonds (before swaps)
Sensitivity analysis
Change in fair value due to interest rate increase	440	247	185
Change in fair value due to interest rate decrease	(440)	(247)	(185)
Interest rate risk | Swaps hedging bonds
Sensitivity analysis
Change in fair value due to interest rate increase	(70)	(44)	(59)
Change in fair value due to interest rate decrease	70	44	59
Interest rate risk | Current portion of non-current debt after swaps (excluding lease obligations)
Sensitivity analysis
Change in fair value due to interest rate increase	2	1
Change in fair value due to interest rate decrease	(2)	(1)
Interest rate risk | Held for trading - Other interest rate swaps
Sensitivity analysis
Change in fair value due to interest rate increase	18	18	12
Change in fair value due to interest rate decrease	$ (18)	$ (18)	$ (12)